Reconciliations and Changes in NTT CDBP's Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 190,368	¥ 186,177
Service cost	9,244	9,204	9,216
Interest cost	3,894	3,979	4,058
Actuarial (gain) loss	1,586	592
Benefit payments	(9,363)	(9,950)
Projected benefit obligation, end of year	196,064	190,368	186,177
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	77,070	67,040
Actual return on plan assets	(1,407)	9,864
Employer contributions	5,053	2,680
Benefit payments	(2,980)	(2,563)
Fair value of plan assets, end of year	77,813	77,070	67,040
Funded status, Ending Balance	(118,251)	(113,298)
NTT CDBP
Change in benefit obligations:
Projected benefit obligation, beginning of year	88,714	83,473
Service cost	3,256	3,216	3,132
Interest cost	1,849	1,798	1,790
Actuarial (gain) loss	4,527	2,160
Internal adjustment due to transfer of employees within the NTT group	(445)	(734)
Benefit payments	(1,485)	(1,199)
Projected benefit obligation, end of year	96,416	88,714	83,473
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	63,599	56,302
Actual return on plan assets	(930)	7,783
Employer contributions	803	800
Employee contributions	413	411
Internal adjustment due to transfer of employees within the NTT group	(341)	(498)
Benefit payments	(1,485)	(1,199)
Fair value of plan assets, end of year	62,059	63,599	56,302
Funded status, Ending Balance	¥ (34,357)	¥ (25,115)